Intangible Assets - Amortization (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Allocation Of Amortisation Expenses [abstract]
Amortisation Expense Reported in Cost of Goods Sold	$ 254	$ 288	$ 317
Amortisation Expense Reported in Administrative Expenses	1,630	1,412	953
Amortisation Expense Reported in Selling Expenses	810	765	542
Amortization expense	$ 2,694	$ 2,465	$ 1,812